Share Repurchase Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012	Oct. 31, 2011 2011 Program	Feb. 01, 2014 2011 Program		Feb. 02, 2013 2011 Program		Jan. 28, 2012 2011 Program		Jun. 14, 2013 2013 Program	Feb. 01, 2014 2013 Program		Feb. 02, 2013 2013 Program	Jan. 28, 2012 2013 Program
Equity, Class of Treasury Stock [Line Items]
Amount Authorized				$ 300.0	$ 350.0	[1]					$ 350.0	$ 350.0	[2]
Shares repurchased	1,557,673	6,425,296	256,241		749,245	[1]	6,425,296	[1]	256,241	[1]		808,428	[2]	[2],[3]	[2],[3]
Amount repurchased	$ 104.7	$ 287.2	$ 12.7		$ 50.1	[1]	$ 287.2	[1]	$ 12.7	[1]		$ 54.6	[2]	[2],[3]	[2],[3]
Average repurchase price	$ 67.24	$ 44.70	$ 49.57		$ 66.92	[1]	$ 44.70	[1]	$ 49.57	[1]		$ 67.54	[2]	[2],[3]	[2],[3]

[1]	In October 2011, the Board authorized the repurchase of up to $300 million of Signet's common shares (the "2011 Program"), which authorization was subsequently increased to $350 million. The 2011 Program was completed as of May 4, 2013.
[2]	On June 14, 2013, the Board the repurchase of up to $350 million of Signet's common shares (the "2013 Program"). The 2013 Program may be suspended or discontinued at any time without notice. The 2013 Program had $295.4 million remaining as of February 1, 2014.
[3]	Not applicable.